Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.0%
International Alternative Funds - 7.8%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	11,961	$ 25,739
Transamerica Unconstrained Bond (D)	36,973,553	344,963,248

		344,988,987

International Equity Funds - 23.6%
Transamerica Emerging Markets Opportunities (D)	40,471,837	362,222,940
Transamerica International Equity (D)	12,830,577	253,018,982
Transamerica International Focus (D)	35,628,240	311,747,100
Transamerica International Small Cap Value (D)	8,504,378	117,190,331

		1,044,179,353

U.S. Alternative Fund - 5.9%
Transamerica BlackRock Global Real Estate Securities VP (D)	20,855,301	262,151,128

U.S. Equity Funds - 47.0%
Transamerica Janus Mid-Cap Growth VP (D)	2,346,314	97,137,399
Transamerica JPMorgan Enhanced Index VP (D)	31,915,373	843,842,474
Transamerica JPMorgan Mid Cap Value VP (D)	4,299,878	84,105,613
Transamerica Large Cap Value (D)	31,801,818	445,861,483
Transamerica Mid Cap Growth (D)	7,938,232	69,777,062
Transamerica Mid Cap Value Opportunities (D)	4,771,261	57,827,689
Transamerica Morgan Stanley Capital Growth VP (D)	7,138,640	152,695,508
Transamerica Small Cap Value (D)	18,818,886	137,566,054
Transamerica T. Rowe Price Small Cap VP (D)	27,011	453,791
Transamerica WMC US Growth VP (D)	4,676,949	191,567,812

		2,080,834,885

U.S. Fixed Income Funds - 11.7%
Transamerica Core Bond (D)	6,678,172	62,240,566
Transamerica Floating Rate (D)	10,715,844	100,300,302
Transamerica High Yield Bond (D)	32,797,294	286,976,320
Transamerica Intermediate Bond (D)	7,256,599	69,227,951

		518,745,139

U.S. Mixed Allocation Fund - 1.0%
Transamerica PIMCO Total Return VP (D)	4,408,854	45,896,167

Total Investment Companies (Cost $4,102,954,612)		4,296,795,659

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.9%
U.S. Treasury - 1.9%
U.S. Treasury Note 0.13%, 01/31/2023 (E)	$ 86,291,100	85,279,876

Total U.S. Government Obligation (Cost $85,786,875)		85,279,876

REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 0.00% (F), dated 03/31/2022, to be repurchased at $36,609,315 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $37,341,549.	36,609,315	36,609,315

Total Repurchase Agreement (Cost $36,609,315)		36,609,315

Total Investments (Cost $4,225,350,802)		4,418,684,850
Net Other Assets (Liabilities) - 0.3%		11,153,200

Net Assets - 100.0%		$ 4,429,838,050

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	1,221	06/30/2022	$141,753,536	$140,033,438	$—	$(1,720,098)
10-Year U.S. Treasury Note	872	06/21/2022	108,617,706	107,147,000	—	(1,470,706)
30-Year U.S. Treasury Bond	705	06/21/2022	107,564,329	105,794,063	—	(1,770,266)
CAD Currency	929	06/14/2022	72,454,065	74,403,610	1,949,545	—
S&P 500® E-Mini Index	971	06/17/2022	207,075,701	219,967,912	12,892,211	—
S&P/TSX 60 Index	633	06/16/2022	129,447,260	133,379,882	3,932,622	—
U.S. Treasury Ultra Bond	826	06/21/2022	152,230,161	146,305,250	—	(5,924,911)

Total					$18,774,378	$(10,885,981)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
DJ U.S. Real Estate Index	(3,195)	06/17/2022	$(127,084,320)	$(134,062,200)	$—	$(6,977,880)
E-Mini Russell 2000® Index	(2,259)	06/17/2022	(225,942,217)	(233,399,880)	—	(7,457,663)
EUR Currency	(141)	06/13/2022	(19,359,917)	(19,561,987)	—	(202,070)
German Euro BOBL	(6,325)	06/08/2022	(906,055,746)	(901,637,250)	4,418,496	—
German Euro Bund	(1,426)	06/08/2022	(250,160,963)	(250,288,079)	—	(127,116)
German Euro BUXL	(548)	06/08/2022	(119,266,573)	(112,879,070)	6,387,503	—
MSCI EAFE Index	(1,973)	06/17/2022	(199,709,015)	(211,545,060)	—	(11,836,045)
MSCI Emerging Markets Index	(5,196)	06/17/2022	(267,587,611)	(292,404,900)	—	(24,817,289)

Total					$10,805,999	$(51,418,063)

Total Futures Contracts					$29,580,377	$(62,304,044)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,296,769,920	$—	$—	$4,296,769,920
U.S. Government Obligation	—	85,279,876	—	85,279,876
Repurchase Agreement	—	36,609,315	—	36,609,315

Total	$4,296,769,920	$121,889,191	$—	$4,418,659,111

Investment Companies Measured at Net Asset Value (C)				25,739

Total Investments				$4,418,684,850

Other Financial Instruments
Futures Contracts (H)	$29,580,377	$—	$—	$29,580,377

Total Other Financial Instruments	$29,580,377	$—	$—	$29,580,377

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(62,304,044)	$—	$—	$(62,304,044)

Total Other Financial Instruments	$(62,304,044)	$—	$—	$(62,304,044)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Restricted security. At March 31, 2022, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$ 123,058	$ 25,739	0.0%(I)

(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2022	Shares as of March 31, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$274,664,309	$—	$—	$—	$(12,513,181)	$262,151,128	20,855,301	$—	$—
Transamerica Core Bond	72,792,781	344,264	(6,528,957)	(398,451)	(3,969,071)	62,240,566	6,678,172	344,264	—
Transamerica Emerging Markets Opportunities	411,598,582	—	—	—	(49,375,642)	362,222,940	40,471,837	—	—
Transamerica Floating Rate	100,895,905	789,833	—	—	(1,385,436)	100,300,302	10,715,844	789,833	—
Transamerica Global Allocation Liquidating Trust	27,541	—	—	—	(1,802)	25,739	11,961	—	—
Transamerica High Yield Bond	299,815,320	3,412,342	—	—	(16,251,342)	286,976,320	32,797,294	3,412,342	—
Transamerica Intermediate Bond	73,307,371	399,024	—	—	(4,478,444)	69,227,951	7,256,599	399,024	—
Transamerica International Equity	292,542,941	—	(21,810,898)	5,301,775	(23,014,836)	253,018,982	12,830,577	—	—
Transamerica International Focus	355,453,874	—	(9,768,462)	2,143,580	(36,081,892)	311,747,100	35,628,240	—	—
Transamerica International Small Cap Value	132,413,167	—	—	—	(15,222,836)	117,190,331	8,504,378	—	—
Transamerica Janus Mid-Cap Growth VP	161,869,023	—	(53,254,500)	8,404,499	(19,881,623)	97,137,399	2,346,314	—	—
Transamerica JPMorgan Enhanced Index VP	803,265,583	112,352,200	(35,269,696)	11,730,298	(48,235,911)	843,842,474	31,915,373	—	—
Transamerica JPMorgan Mid Cap Value VP	93,742,027	—	(8,783,955)	1,739,337	(2,591,796)	84,105,613	4,299,878	—	—
Transamerica Large Cap Value	480,319,768	1,364,851	(32,443,943)	3,819,534	(7,198,727)	445,861,483	31,801,818	1,364,851	—
Transamerica Mid Cap Growth	80,176,147	—	—	—	(10,399,085)	69,777,062	7,938,232	—	—
Transamerica Mid Cap Value Opportunities	65,533,700	—	(8,862,634)	999,546	157,077	57,827,689	4,771,261	—	—
Transamerica Morgan Stanley Capital Growth VP	226,765,100	—	(13,185,273)	(1,746,671)	(59,137,648)	152,695,508	7,138,640	—	—
Transamerica PIMCO Total Return VP	48,850,099	—	—	—	(2,953,932)	45,896,167	4,408,854	—	—
Transamerica Small Cap Value	156,197,605	—	(16,016,388)	(2,484,201)	(130,962)	137,566,054	18,818,886	—	—
Transamerica T. Rowe Price Small Cap VP	48,929,626	—	(44,314,884)	2,842,786	(7,003,737)	453,791	27,011	—	—
Transamerica Unconstrained Bond	353,870,970	2,495,634	—	—	(11,403,356)	344,963,248	36,973,553	2,495,634	—
Transamerica WMC US Growth VP	222,574,492	—	(9,633,948)	2,816,626	(24,189,358)	191,567,812	4,676,949	—	—

Total	$4,755,605,931	$121,158,148	$(259,873,538)	$35,168,658	$(355,263,540)	$4,296,795,659	330,866,972	$8,805,948	$—

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $82,129,236.
(F)	Rate disclosed reflects the yield at March 31, 2022.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
BUXL	Bundesanleihen (German Long-Term Debt)
DJ	Dow Jones
EAFE	Europe, Australasia and Far East
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 4

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Asset Allocation — Moderate Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 5